MEMORANDUM

DATE:	May 13, 2005

TO:	Division of Corporation Finance Securities and Exchange Commission

FROM:	Kerry A Galvin, Senior Vice President, General Counsel and Secretary of Lyondell Chemical Company

RE:	Lyondell Chemical Company Form S-3 filed April 11, 2005 File No. 333-123977

We are responding to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) by letter dated April 25, 2005 regarding the Registration Statement on Form S-3 (Registration No. 333-123977) (the “Form S-3”) of Lyondell Chemical Company. For your convenience, our responses are prefaced by the exact text of the Staff’s corresponding comment in bold text. Unless specifically stated otherwise, the references to page numbers in the responses to the Staff’s comments correspond to the pages in Amendment No. 1 to the Registration Statement on Form S-3 (“Amendment No. 1”) that we are filing today via EDGAR. For the convenience of the Staff, we are submitting hard copies of this memorandum and Amendment No. 1 to Ms. Pamela A. Long and Ms. Brigitte Lippmann.

We respectfully request that the Staff review Amendment No. 1 and our responses to the comments at its earliest convenience. Please advise us as of any further comments as soon as possible.

1.	Please describe the legal basis for registering the offering by Lyondell for the issuance of the shares underlying the Millennium convertible debentures at this time, as we note that the Millennium convertible debentures have been convertible into shares of Lyondell common stock since November 2004, when the merger was consummated. Note that if securities can be converted within a year, we view the underlying shares as being the subject of an offer that must be registered or made pursuant to an exemption. Further, the sale of shares offered privately may not be completed in a registered transaction. Please also explain whether you considered registering the resale of the common stock by the security holders. We may have further comments after reviewing your response.

Response: As discussed with Ms. Lippmann on April 29, 2005 by representatives of Lyondell and Baker Botts, L.L.P., Lyondell’s outside counsel, shares issuable upon conversion of the debentures were included among the shares registered under Lyondell’s Registration Statement on Form S-4 (Registration No. 333-114877) (the “Merger S-4”)

Division of Corporation Finance

Securities and Exchange Commission

May 13, 2005

for the acquisition of Millennium by Lyondell.1 See page 109 of the Prospectus dated October 15, 2004 for a description of shares of Lyondell common stock that could be issued in connection with the acquisition. Of the approximately 81.9 million shares registered for issuance in connection with the transaction, approximately 63.1 million shares were issued at closing in exchange for then-outstanding shares of Millennium common stock.

The Merger S-4 remained available after November 30, 2004 for the offer to holders of the debentures of Lyondell shares to be issued upon conversion of the debentures. On April 11, 2005 Lyondell filed the Form S-3, which also covers shares issuable for this purpose. Lyondell offset the filing fee for the Form S-3 with the unused portion of the filing fee that was paid with the Merger S-4. Because Lyondell’s stock price rose significantly between the filing of the Merger S-4 and the filing of the Form
S-3, the unused portion of the Merger S-4 filing fee was insufficient and Lyondell paid the difference in cash when the Form
S-3 was filed. The total number of shares registered for issuance upon conversion of the debentures did not increase.

As discussed and agreed with Ms. Lippmann, Lyondell is concurrently:

•	filing a pre-effective amendment to the Form S-3 that includes an explanatory note explaining that the Lyondell shares to be offered and issued upon conversion of the debentures were previously registered on the Merger S-4. In addition, footnote (3) to the “Calculation of Registration Fee” clarifies the use of the balance of the Merger S-4 filing fee to offset the Form S-3 filing fee; and

•	filing a post-effective amendment to the Merger S-4 that deregisters from the Merger S-4 the Lyondell shares that could have been issued upon conversion of the debentures, as well as all other shares not issued in connection with the closing of Lyondell’s acquisition of Millennium. The post-effective amendment includes an explanatory note explaining that the Lyondell shares to be offered and issued upon conversion of the debentures are being registered on the Form S-3. This note also explains the similar “transfer” to Form S-8 of the Lyondell shares issuable in connection with employee benefit plans.

We hereby confirm that the number of shares being registered on the Form S-3 reflects a good faith estimate of the number of shares that could be issued upon conversion of the debentures. In addition, we confirm that we have not considered registering the resale of

1 Under the indenture governing the debentures, the debentures became convertible into Lyondell common stock instead of Millennium common stock as a result of Lyondell’s acquisition of Millennium. The debentures have been convertible since October 1, 2004, although convertibility in any calendar quarter is dependent on market prices and other factors. To date, no debentures have been converted.

Division of Corporation Finance

Securities and Exchange Commission

May 13, 2005

the shares by the holders of the debentures since the shares to be issued upon conversion of the debentures will be registered securities.

2.	Since you are registering common shares that include rights under an existing rights plan, please register the rights as separate securities. See Telephone Interpretations Manual, Section G #109 and Section H #27.

Response: The Calculation of the Registration Fee table on the cover of Amendment No. 1 has been revised in response to the Staff’s comment.

3.	Please revise Exhibit 5.1 to opine that the rights are the legal, binding obligations of the company.

Response: The Exhibit 5.1 opinion has been revised in response to the Staff’s comment and filed with Amendment No. 1.